5. Risk management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	R$ 16,082,522
Accounts payables to suppliers and contractors	369,631
Services payable	474,078	R$ 454,022
Public-Private Partnership - PPP	6,487,773
Program contract commitments	402,064
2020
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	3,303,736
Accounts payables to suppliers and contractors	369,631
Services payable	474,078
Public-Private Partnership - PPP	383,421
Program contract commitments	267,580
2021
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	1,574,711
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	383,421
Program contract commitments	46,733
2022
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	1,595,436
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	383,421
Program contract commitments	31,983
2023
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	1,317,996
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	383,421
Program contract commitments	31,983
2024
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	1,574,770
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	338,765
Program contract commitments	1,014
2025 onwards
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	6,715,873
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	4,615,324
Program contract commitments	R$ 13,771